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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

Source Capital, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-473-0225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/10 to 6/30/11

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

2

Source Capital, Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Microchip Technology Incorporated	MCHP	595017104	8/20/2010	1. Election of Directors 2. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the company for the fiscal year ending March 31, 2011.	Issuer Issuer	Y Y	For For	For For
Maxim Integrated Products, Inc.	MXIM	57772K101	11/9/2010	1. Election of Directors 2. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending June 25, 2011.	Issuer Issuer	Y Y	For For	For For
				3. Ratify and approve an amendment to the company’s 2008 employee stock purchase plan to increase the number of shares available for issuance thereunder by 2,000,000 shares.	Issuer	Y	For	For
				4. Ratify and approve an amendment to the company’s amended and restated 1996 stock incentive plan to increase the number of shares available for issuance thereunder by 7,000,000 shares.	Issuer	Y	For	For
Copart, Inc.	CPRT	217204106	12/2/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the company for the fiscal year ending July 31, 2011.	Issuer	Y	For	For
ScanSource, Inc.	SCSC	806037107	12/2/2010	1. Election of Directors	Issuer	Y	For	For
				2 Ratification of the appointment of Ernst & Young LLP as the company’s independent auditors for the year ending June 30, 2011.	Issuer	Y	For	For
Actuant Corporation	ATU	00508X203	1/14/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of PricewaterhouseCoopers LLP as the company’s independent auditor.	Issuer	Y	For	For
Varian Medical Systems, Inc.	VAR	92220P105	2/10/2011	1. Election of Directors 2. Approve the compensation of the company’s named executive officers as described in the proxy statement.	Issuer Issuer	Y Y	For For	For For

				3. To hold an advisory vote of stockholders on the compensation of the company’s named executive officers at a frequency of one, two, or three years.	Issuer	Y	3 Yrs.	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for fiscal year 2011.	Issuer	Y	For	For
CLARCOR Inc.	CLC	179895107	3/22/2011	1. Election of Directors	Issuer	Y	For	For
				2. Say-on-pay - an advisory non-binding vote on the approval of executive compensation,	Issuer	Y	For	For
				3. Say when on pay - an advisory non-binding vote on the approval of the frequency of shareholder votes on executive compensation,	Issuer	Y	3 Yrs.	For
				4. Ratification of the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for the fiscal year ending November 26, 2011.	Issuer	Y	For	For
IDEX Corporation	IEX	45167R104	4/5/2011	1. Election of Directors	Issuer	Y	For	For
				2. Advisory vote on executive compensation.	Issuer	Y	For	For
				3. Advisory vote on frequency of advisory votes on executive compensation.	Issuer	Y	3 Yrs.	For
				4. Ratify the appointment of Deloitte & Touche LLP as auditors of the company for 2011.	Issuer	Y	For	For
Carnival Corporation	CCL	143658300	4/13/2011	1. Re-elect Micky Arison as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				2. Re-elect Sir Jonathon Band as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				3. Re-elect Robert H. Dickinson as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				4. Re-elect Arnold W. Donald as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				5. Re-elect Pier Luigi Foschi as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				6. Re-elect Howard S. Frank as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
				7. Re-elect Richard J. Glasier as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For

8. Re-elect Modesto A. Maidique as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
9. Re-elect Sir John Parker as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
10. Re-elect Peter G. Ratcliffe as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
11. Re-elect Stuart Subotnick as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
12. Re-elect Laura Weil as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
13. Re-elect Randall J. Weisenburger as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For
14. Re-elect Uzi Zucker as a director of Carnival Corporation and as a director of Carnival plc.	Issuer	Y	For	For

15. To re-appoint the UK firm of PricewaterhouseCoopers LLP as independent auditors for Carnival plc and to ratify the selection of the US firm of PricewaterhouseCoopers LLP as the independent registered certified public accounting firm for Carnival Corporation.

	Issuer	Y	For	For
16. To authorize the audit committee of Carnival plc to agree to the remuneration of the independent auditors of Carnival plc.	Issuer	Y	For	For
17. To receive the UK accounts and reports of the directors and auditors of Carnival plc for the year ended November 30, 2010.	Issuer	Y	For	For
18. To approve the fiscal 2010 compensation of the named executive officers of Carnival Corporation and Carnival plc.	Issuer	Y	For	For

19. To determine how frequently the shareholders of Carnival Corporation and Carnival plc should be provided with a non-binding advisory vote regarding the compensation of the named executive officers of Carnival Corporation and Carnival plc.

	Issuer	Y	1 Yr.	For
20. To approve the Carnival plc directors’ remuneration report of Carnival plc for the year ended November 30, 2010.	Issuer	Y	For	For

				21. To approve the giving of authority for the allotment of new shares by Carnival plc.	Issuer	Y	For	For
				22. To approve the disapplication of pre-emption rights in relation to the allotment of new shares by Carnival plc.	Issuer	Y	For	For
				23. To approve a general authority for Carnival plc to buy back Carnival plc ordinary shares in the open market.	Issuer	Y	For	For
				24. To approve the Carnival Corporation 2011 stock plan.	Issuer	Y	For	For
Graco Inc.	GGG	384109104	4/21/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm.	Issuer	Y	For	For
				3. Advisory, non-binding resolution to approve the company’s executive compensation.	Issuer	Y	For	For
				4. Advisory, non-binding vote on the frequency for which shareholders will have an advisory, non-binding vote on the company’s executive compensation.	Issuer	Y	1 Yr.	For
				5. Shareholder proposal to adopt majority voting for the election of directors.	Shareholder	Y	Against	For
Bio-Rad Laboratories, Inc.	BIO	090572207	4/26/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of Ernst & Young LLP to serve as the company’s independent auditors.	Issuer	Y	For	For
				3. Appvoe the company’s 2011 employee stock purchase plan.	Issuer	Y	For	For
				4. Advisory vote on executive compensation.	Issuer	Y	For	For
				5. Advisory vote on the frequency of executive compensation votes.	Issuer	Y	3 Yrs.	For
Aggreko plc	AGK.LN	G0116S102	4/27/2011	1. To receive the reports of the directors and auditors and to adopt the company’s accounts for the year ended December 31, 2010.	Issuer	Y	For
				2. To approve the remuneration report for the year ended December 31, 2010.	Issuer	Y	For
				3. To declare a final dividend on the company’s ordinary shares of 12.35 pence per share.	Issuer	Y	For

				4. To re-elect P. G. Rogerson as a director of the company.	Issuer	Y	For
				5. To re-elect R. C. Soames as a director of the company.	Issuer	Y	For
				6. To re-elect A. G. Cockburn as a director of the company.	Issuer	Y	For
				7. To re-elect G. P. Walker as a director of the company.	Issuer	Y	For
				8. To re-elect W. F. Kaplan as a director of the company.	Issuer	Y	For
				9. To re-elect K. Pandya as a director of the company.	Issuer	Y	For
				10. To re-elect D. C. M. Hamill as a director of the company.	Issuer	Y	For
				11. To re-elect R. J. MacLeod as a director of the company.	Issuer	Y	For
				12. To re-elect R. J. King as a director of the company.	Issuer	Y	For
				13. To re-elect K. G. Hanna as a director of the company.	Issuer	Y	For

14. To re-appoint PricewaterhouseCoopers as auditor of the company to hold office from the conclusion of the meeting until the conclusion of the next general meeting at which accounts are laid before the company.

					Issuer	Y	For
				15. To authorize the audit committee of the board to determine the remuneration of the company’s auditor.	Issuer	Y	For
				16. To renew the directors’ authority to allot shares.	Issuer	Y	For
				17. To renew the directors’ authority to allot shares on non pre-emptive basis.	Issuer	Y	For
				18. To renew the directors’ authority to purchase shares in the market.	Issuer	Y	For
				19. To renew the permission of the holding of general meetings at 14 clear days’ notice.	Issuer	Y	For
Life Technologies Corporation	LIFE	53217V109	4/28/2011	1. Election of Directors	Issuer	Y	For	For

				2. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the company for the fiscal year ending December 31, 2011.	Issuer	Y	For	For
				3. Adoption of amendments to the company’s certificate of incorporation.	Issuer	Y	For	For
				4. Approval of a non-binding advisory resolution regarding the compensation of the company’s named executive officers.	Issuer	Y	For	For
				5. Approval of a non-binding advisory vote regarding the frequency of stockholder voting on the compensation of the company’s named executive officers.	Issuer	Y	2 Yrs.	For
Noble Corporation	NE	H5833N103	4/29/2011	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the 2010 annual report, the consolidated financial statements of the company for fiscal year 2010 and the statutory financial statements of the company for fiscal year 2010.	Issuer	Y	For	For
				3. Approval of the creation of a reserve through appropriation of retained earnings.	Issuer	Y	For	For
				4. Approval of a capital reduction by cancellation of certain shares held in treasury.	Issuer	Y	For	For
				5. Approval of an extension of board authority to issue authorized share capital until April 28, 2013.	Issuer	Y	For	For
				6. Approval of a return of capital in the form of a par value reduction in an amount equal to Swiss Francs 0.52 per share.	Issuer	Y	For	For

7. Approval of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for fiscal year 2011 and the election of PricewaterhouseCoopers AG as statutory auditor for a one-year term.

					Issuer	Y	For	For
				8. Approval of the discharge of the members of the board of directors and the executive officers of the company for fiscal year 2010.	Issuer	Y	For	For
				9. Approval, on an advisory basis, of the compensation of the company’s named executive officers.	Issuer	Y	For	For

				10. Advisory vote on frequency of the executive compensation advisory vote.	Issuer	Y	3 Yrs.	For
Manpower Inc.	MAN	56418H100	5/3/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of William Downe to serve until 2013 as a Class II director.	Issuer	Y	For	For
				3. Ratification of the appointment of Patricia A. Hemingway Hall to serve until 2013 as a Class II director.	Issuer	Y	For	For
				4. Ratification of Deloitte & Touche LLP as independent auditors for 2011.	Issuer	Y	For	For
				5. Approval of the company’s corporate senior management annual incentive pool plan.	Issuer	Y	For	For
				6. Approval of the 2011 equity incentive plan of the company.	Issuer	Y	For	For
				7. Advisory vote on compensation of the named executive officers.	Issuer	Y	For	For
				8. Advisory vote on the frequency of the vote on compensation of the company’s named executive officers.	Issuer	Y	1 Yr.	For
O’Reilly Automotive, Inc.	ORLY	67103H107	5/3/2011	1. Election of Directors	Issuer	Y	For	For
				2. Advisory vote on approval of compensation of executives.	Issuer	Y	For	For
				3. Advisory vote on the frequency of future say on pay votes.	Issuer	Y	3 Yrs.	For
				4. Ratification of the appointment of Ernst & Young LLP as independent auditors for fiscal 2011.	Issuer	Y	For	For
Heartland Express, Inc.	HTLD	422347104	5/5/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as the independent registered public accounting firm of the corporation for 2011.	Issuer	Y	For	For
				3. Advisory vote on named executive officer compensation.	Issuer	Y	For	For
				4. Advisory vote on frequency of advisory vote on named executive officer compensation.	Issuer	Y	3 Yrs.	For

FMC Technologies, Inc.	FTI	30249U101	5/6/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP for 2011.	Issuer	Y	For	For
				3. To approve, by non-binding vote, the executive compensation program.	Issuer	Y	For	For
				4. To recommend, by non-binding vote, the frequency of executive compensation votes.	Issuer	Y	3 Yrs.	For
				5. Amend the amended and restated certificate of incorporation to increase the number of authorized shares of common stock from 300 million to 600 million shares.	Issuer	Y	For	For
Franklin Electric Co., Inc.	FELE	353514102	5/6/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the 2011 fiscal year.	Issuer	Y	For	For
				3. To approve, on an advisory basis, the executive compensation of the company’s named executive officers as disclosed in the proxy statement.	Issuer	Y	For	For
				4. To conduct an advisory vote on the frequency of future votes on executive pay.	Issuer	Y	3 Yrs.	For
Lincare Holdings Inc.	LNCR	532791100	5/9/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2011.	Issuer	Y	For	For
				3. Approve an advisory resolution regarding executive compensation.	Issuer	Y	For	For
				4. Approve an advisory resolution on the frequency of the advisory vote on executive compensation.	Issuer	Y	1 Yr.	For
HNI Corporation	HNI	404251100	5/10/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the audit committee’s selection of PricewaterhouseCoopers LLP as the corporation’s independent registered public accountant for fiscal 2011.	Issuer	Y	For	For
				3. Advisory vote on named executive officer compensation.	Issuer	Y	For	For

				4. Advisory vote on frequency of future advisory votes on named executive officer compensation.	Issuer	Y	1 Yr.	For
Spirax-Sarco Engineering plc	SPX.LN	G83561103	5/10/2011	1. To receive the reports of the directors and auditors and to adopt the company’s accounts.	Issuer	Y	For
				2. To approve the directors’ remuneration report.	Issuer	Y	For
				3. To declare a final dividend.	Issuer	Y	For
				4. To declare a special final dividend.	Issuer	Y	For
				5. To re-elect W. H. Whiteley as a director of the company.	Issuer	Y	For
				6. To re-elect M. E. Vernon as a director of the company.	Issuer	Y	For
				7. To re-elect N. H. Daws as a director of the company.	Issuer	Y	For
				8. To re-elect M. E. Gibbin as a director of the company.	Issuer	Y	For
				9. To re-elect D. J. Meredith as a director of the company.	Issuer	Y	For
				10. To re-elect A. J. Sorvin as a director of the company.	Issuer	Y	For
				11. To re-elect G. Bullock as a director of the company.	Issuer	Y	For
				12. To re-elect K. Rajagopal as a director of the company.	Issuer	Y	For
				13. To re-elect C. G. Watson as a director of the company.	Issuer	Y	For
				14. To re-appoint KPMG Audit plc as auditor of the company and to authorize the directors to determine their remuneration.	Issuer	Y	For
				15. To authorize the directors’ authority to allot shares.	Issuer	Y	For
				16. To authorize the directors’ authority to allot equities.	Issuer	Y	For

17. To authorize the directors’ to approve the issue of shares in lieu of cash dividends in respect of the period up to and including the date of the annual general meeting to be held in 2016 or, if earlier, May 9, 2016.

					Issuer	Y	For
				18. To authorize the company to purchase its own shares.	Issuer	Y	For

				19. To authorize the company to call general meetings, other than annual general meetings, on not less than 14 clear days notice.	Issuer	Y	For
Helix Energy Solutions Group, Inc.	HLX	42330P107	5/11/2011	1. Election of Directors 2. Ratification of the selection of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2011	Issuer Issuer	Y Y	For For	For For
				3. Approval, on a non-binding advisory basis, of the 2010 compensation of the company’s named executive officers.	Issuer	Y	For	For
				4. The vote, on a non-binding advisory basis, on the frequency of including an advisory vote on the compensation of the company’s named executive officers every one, two or three years.	Issuer	Y	3 Yrs.	For
Knight Transportation, Inc.	KNX	499064103	5/19/2011	1. Election of Directors	Issuer	Y	For	For
				2. Advisory vote on executive compensation.	Issuer	Y	For	For
				3. Advisory vote on the frequency of holding future advisory votes on executive compensation.	Issuer	Y	3 Yrs.	For
				4. Ratification of the appointment of Grant Thornton LLP as the company’s independent registered public accounting firm for the fiscal year 2011.	Issuer	Y	For	For
Zebra Technologies Corporation	ZBRA	989207105	5/19/2011	1. Election of Directors 2. Advisory vote to approve executive compensation.	Issuer Issuer	Y Y	For For	For For
				3. Advisory vote on the frequency of holding an advisory vote to approve executive compensation.	Issuer	Y	1 Yr.	For
				4. Approve the company’s 2011 long-term incentive plan.	Issuer	Y	For	For
				5. Approve the company’s 2011 short-term incentive plan.	Issuer	Y	Against	Against
				6. Approve the company’s 2011 employee stock purchase plan.	Issuer	Y	For	For
				7. Ratify the appointment by the company’s audit committee of Ernst & Young LLP as the company’s independent auditors for 2011.	Issuer	Y	For	For

WABCO Holdings Inc.	WBC	92927K102	5/26/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of Ernst & Young Bedrijfsrevisoren BCVBA/Reviseurs D’Enterprises SCCRL as the company’s independent registered public accounting firm for the year ending December 31, 2011.	Issuer	Y	For	For
				3. Approve, on an advisory basis, the compensation paid to the company’s named executive officers (“say-on-pay”).	Issuer	Y	For	For
				4. Recommend, on an advisory basis, the frequency of the shareholder advisory vote on executive compensation (“say-on-frequency”).	Issuer	Y	1 Yr.	For
VCA Antech, Inc.	WOOF	918194101	6/6/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2011.	Issuer	Y	For	For
				3. Re-approval of the material terms of the performance goals under the company’s 2006 equity incentive plan.	Issuer	Y	For	For
				4. Re-approval of the material terms of the performance goals under the company’s 2007 cash incentive plan.	Issuer	Y	For	For
				5. Advisory vote to approve the compensation of the company’s named executive officers.	Issuer	Y	For	For
				6. Advisory vote on the frequency of holding future advisory votes on the compensation of the company’s named executive officers.	Issuer	Y	3 Yrs.	For
Signet Jewelers Limited	SIG	G81276100	6/16/2011	1. Amend the company’s by-laws to provide for the annual election of directors in the manner contemplated in Appendix 1 to the proxy statement.	Issuer	Y	For	For
				2A. Election of Director if proposal 1 is approved: Sir Malcolm Williamson	Issuer	Y	For	For
				2B. Election of Director if proposal 1 is approved: Michael W. Barnes	Issuer	Y	For	For
				2C. Election of Director if proposal 1 is approved: Robert Blanchard	Issuer	Y	For	For
				2D. Election of Director if proposal 1 is approved: Dale Hilpert	Issuer	Y	For	For

				2E. Election of Director if proposal 1 is approved: Russell Walls	Issuer	Y	For	For
				2F. Election of Director if proposal 1 is approved: Marianne Parrs	Issuer	Y	For	For
				2G. Election of Director if proposal 1 is approved: Thomas Plaskett	Issuer	Y	For	For
				3A. Election of Director if proposal 1 is not approved: Sir Malcolm Williamson	Issuer	Y	For	For
				3B. Election of Director if proposal 1 is not approved: Michael W. Barnes	Issuer	Y	For	For
				3C. Election of Director if proposal 1 is not approved: Robert Blanchard	Issuer	Y	For	For
				3D. Election of Director if proposal 1 is not approved: Dale Hilpert	Issuer	Y	For	For
				3E. Election of Director if proposal 1 is not approved: Russell Walls	Issuer	Y	For	For
				3F. Election of Director if proposal 1 is not approved: Marianne Parrs	Issuer	Y	For	For
				3G. Election of Director if proposal 1 is not approved: Thomas Plaskett	Issuer	Y	For	For

4. Appoint KPMG LLP as independent auditor of the company, to hold office from the conclusion of this annual general meeting until the conclusion of the next annual general meeting of the company, and to authorize the audit committee to determine its compensation.

					Issuer	Y	For	For
				5. Approve the company’s annual performance bonus plan.	Issuer	Y	For	For
				6. Hold a non-binding advisory vote to approve the compensation of the company’s named executive officers as disclosed in the proxy statement (the “say-on-pay” vote).	Issuer	Y	For	For
				7. Hold a non-binding advisory vote on the frequency of the say-on-pay vote.	Issuer	Y	1 Yr.	For
CarMax, Inc.	KMX	143130102	6/27/2011	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of KPMG LLP as independent registered public accounting firm.	Issuer	Y	For	For

3. Approve, in an advisory (non-binding) vote, the compensation of the company’s named executive officers.	Issuer	Y	For	For
4. To determine, in an advisory (non-binding) vote, whether a shareholder vote to approve the compensation of the company’s named executive officers should occur every one, two or three years.	Issuer	Y	1 Yr.	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Source Capital, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/31/11

* Print the name and title of each signing officer under his or her signature.

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